Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions and Balances (Tables) [Line Items]
Schedule of Sales	Related Parties:
Name of related parties	Relationship with the Company
Yangzhou Yada Powder Metallurgy Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun	Director of Hainan Guoxie
Liu Fang	Daughter of Yongjun Liu, Chairman and shareholder of the Company

Sales [Member]
Related Party Transactions and Balances (Tables) [Line Items]
Schedule of Sales	Accounts receivable from a related party
	For the Year Ended December 31,
Name of related party	2023	2022	2021
Yangzhou Meihua Import and Export Co., Ltd.	$456,361	$-	$-
Due from related parties
Due from a related party-current	For the Year Ended December 31,
Name of related party	2023	2022	2021
Li Jun	$21,127	$-	$-
Deposits to a related party -noncurrent
	For the Year Ended December 31,
Name of related party	2023	2022	2021
Liu Fang	$9,155,059	$-	$-
Related Party Sales
	For the Year Ended December 31,
Name of related party	2023	2022	2021
Yangzhou Meihua Import and Export Co., Ltd.	$416,441	$18,780	$51,750
Yangzhou Yada Powder Metallurgy Co., Ltd.	-	-	347,737
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	10,416	176,414
Total	$416,441	$29,196	$575,901